INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

The Company’s inventories are stated at the lower of cost or net realizable value and consist of the following:

	June 30, 2024	September 30, 2023
Inventory
Raw materials	$21,134,725	$13,733,385
Work in process	6,737,094	3,136,590
Finished goods	300,665	-
Finished goods delivered to dealer for distribution	9,662,400	937,322
Less: inventory write down to net realizable value	-	(1,000,284)
Total Inventory	$37,834,884	$16,807,013

During the nine months ended June 30, 2024, approximately $1.0 million of the Company’s inventories was consumed for R&D activities, which was recognized as part of research and development expense in the consolidated statement of operations.

NOTE 5 – INVENTORY

The Company’s inventories are stated at the lower of cost or net realizable value and consist of the following:

September 30, 2023
Inventory
Work in process	3,136,590
Raw materials	13,733,385
Finished goods delivered to dealer for distribution	937,322
Less: write-down to net realizable value	(1,000,284)
Total Inventory	$16,807,013

The cost of inventories is determined using a standard cost method, which approximates the first-in, first-out (FIFO) method. This includes direct materials, direct labor, and relevant manufacturing overhead costs. Variances between standard and actual costs are recognized in the cost of goods sold during the period in which they occur.

The Company regularly reviews its inventories for excess and obsolete items by assessing their net realizable value (NRV). The NRV is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. During the year ended September 30, 2023, a charge of $1 million was recorded to write the inventories down to NRV.

During the year ended September 30, 2023, approximately $1 million of the Company’s inventories was consumed for R&D activities, which was recognized as part of research and development expense in the consolidated statement of operations.